INVESTMENT IN UNCONSOLIDATED ENTITY - Entities Equity In Earnings (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Income from investment in unconsolidated entity	$ 75,403	$ 92,617	$ 222,705	$ 239,028	$ 296,780	$ 234,048
The TIC Interest
Schedule of Equity Method Investments [Line Items]
Income from investment in unconsolidated entity	$ 75,403	$ 92,617	$ 222,705	$ 239,028	$ 296,780	$ 296,691